Debt (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jan. 23, 2019	Dec. 31, 2019
Loan Agreement [Member]
Debt Instrument [Line Items]
Proceeds from initial advance	$ 2,850,000
5% Convertible Unsecured Debentures [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 1,000,000
Debt instrument, interest rate		5.00%
Debt conversion price per share		$ 0.01
8% Convertible Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 1,000,000
Debt instrument, interest rate		8.00%
Maturity date		Mar. 31, 2020
Debt interest rate in case of default		10.00%
Value of conversion price		$ 70
North Mill Capital LLC [Member]
Debt Instrument [Line Items]
Additional term loan period	1 year
Period for renewing the loan agreement	2 years
Wells Fargo Bank, National Association [Member]
Debt Instrument [Line Items]
Accrued interest percentage on debt instrument	1.75%
Line of credit facility interest rate	7.25%
Monthly interest paid	$ 2,000,000
Facility fee amount	$ 50,000
Facility fee percentage	0.125%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt amount outstanding		2,900,000
Repayment of debt		2,750,000
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt amount outstanding		$ 8,000,000